SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 697	$ 801
Work in process	190	647
Finished goods	300	872
Total	$ 1,187	$ 2,320